Operating Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Operating Right-of-Use Assets and Lease Liabilities [Abstract]
Schedule of Operating Right-of-Use Assets and Operating Lease Liabilities

The Company’s operating right-of-use assets and operating lease liabilities recognized in the consolidated balance sheets consist of the following:

	As of March 31,
	2026	2025
	$’000	$’000
Cost	3,436	1,975
Less: accumulated depreciation	(1,018)	(1,304)
Operating lease right-of-use assets, net	2,418	671

	As of March 31,
	2026	2025
	$’000	$’000
Operating lease liabilities
Current portion	1,222	577
Non-current portion	1,232	83
Total	2,454	660

	As of March 31,
	2026	2025
Operating leases:
Weighted average remaining lease term (years)	2	1
Weighted average discount rate	5.22%	5.79%

Schedule of Non-Cancelable Operating Lease Obligations

The maturity analysis of the Company’s non-cancelable operating lease obligations as of March 31, 2026 is as follows:

Operating leases
$’000
Year ending March 31, 2027	1,315
Year ending March 31, 2028	962
Year ending March 31, 2029	138
Year ending March 31, 2030	138
Year ending March 31, 2031	46
Total undiscounted operating lease obligations	2,599
Less: imputed interest	(145)
Operating lease liabilities recognized in the consolidated balance sheets	2,454